Invesco PowerShares 3500 Lacey Road, Suite 700 Downers Grove, IL 60515

May 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust
1933 Act Registration No. 333 - 102228
1940 Act Registration No. 811 - 21265
CIK No. 0001209466

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497 (c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 251 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 251 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission May 22, 2015.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 630-868-7179.

Sincerely,

/s/ Anna Paglia

Anna Paglia

Head of Legal

PowerShares